RECONCILIATION TO FORM 5500 - Reconciliation of Total Additions (Details) - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total additions per the financial statements	$ 12,881
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(62)
Total income per the Form 5500	$ 12,819